UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21422

Trust for Advised Portfolios
[Exact Name of Registration]

615 East Michigan Street
Milwaukee, WI 53202
[Address of Principal Executive office]

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA  91741
[Name and Address of Agent for Service]

Registrant's telephone number, including area code: (626) 914-7385

Date of fiscal year end: October 31, 2021

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
Principal Executive Officer

Date:        8/23/21